Statements Of Changes In Partners' Capital (USD $)	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series A [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series B [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series C [Member]	Limited Partners [Member] Millburn Multi-Markets Trading L.P. [Member]	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member]	General Partner [Member] Millburn Multi-Markets Fund L.P. [Member]	General Partner [Member] Millburn Multi-Markets Trading L.P. [Member]	Millburn Multi-Markets Fund L.P. [Member]	Millburn Multi-Markets Trading L.P. [Member]
PARTNERS' CAPITAL at Dec. 31, 2011	$ 166,336,096	$ 22,643,903	$ 43,576,009	$ 407,700,313		$ 3,463,815	$ 1,801,044	$ 236,019,823	$ 409,501,357
PARTNERS' CAPITAL, units at Dec. 31, 2011	159,942.5316	21,012.8097	40,189.9735
Capital contributions	51,687,336	5,732,891	2,138,112	115,958,983				59,558,339	115,958,983
Capital contributions, units	53,707.8502	5,623.6690	2,085.6084
Capital withdrawals	(30,744,953)	(5,942,606)	(5,504,636)	(154,372,704)			(249,786)	(42,192,195)	(154,622,490)
Capital withdrawals, units	(32,305.0550)	(5,964.9880)	(5,390.4377)
Net income (loss)				(36,154,612)	16		(118,716)	(24,442,653)	(36,273,312)
Net income (loss)	(18,397,977)	(2,134,816)	(3,674,368)			(235,492)		(24,442,653)	(36,523,082)
General Partner's allocation - profit share				(249,770)	249,770				(249,770)
Transfer of New Profit Memo Account to General Partner					(249,786)		249,786
NET ASSET VALUE PER UNIT	$ 931.26	$ 982.00	$ 990.51
PARTNERS' CAPITAL at Dec. 31, 2012	168,880,502	20,299,372	36,535,117	332,882,210		3,228,323	1,682,328	228,943,314	334,564,538
PARTNERS' CAPITAL, units at Dec. 31, 2012	181,345.3268	20,671.4907	36,885.1442
Capital contributions	14,027,967	931,000	172,131	22,246,533				15,131,098	22,246,533
Capital contributions, units	15,258.4550	966.3400	173.0280
Capital withdrawals	(51,804,740)	(9,259,180)	(32,819,463)	(110,477,780)		(500,000)	(209,279)	(94,383,383)	(110,687,059)
Capital withdrawals, units	(59,184.2534)	(9,840.2662)	(32,597.7612)
Net income (loss)				(20,969,905)	(653)		(77,339)	(15,465,717)	(21,047,897)
Net income (loss)	(14,322,687)	(1,212,825)	225,203			(155,408)		(15,465,717)	(21,057,829)
General Partner's allocation - profit share				(9,932)	9,932				(9,932)
Transfer of New Profit Memo Account to General Partner					(9,279)		9,279
NET ASSET VALUE PER UNIT	$ 849.81	$ 911.91	$ 922.11
PARTNERS' CAPITAL at Dec. 31, 2013	$ 116,781,042	$ 10,758,367	$ 4,112,988	$ 223,671,126		$ 2,572,915	$ 1,404,989	$ 134,225,312	$ 225,076,115
PARTNERS' CAPITAL, units at Dec. 31, 2013	137,419.5284	11,797.5645	4,460.4110